Note 17 - Commitments and Contingencies (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended
	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 Discontinued Operations [Member] CNY	Dec. 31, 2013 Pieter Van Dongen Litigation [Member] USD ($)	Dec. 31, 2013 Pieter Van Dongen Litigation [Member] CNY	Dec. 06, 2011 Maximum [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net			30,509	31,858	28,048		1,725
Loss Contingency Period for Filing Consolidated Complaint or Giving Notice of Intent Not to Do so by Lead Plaintiff after Court Appointing Lead Plaintiff										45 days
Litigation Settlement, Amount	6,625	40,106
Litigation Settlement Payment Period	30 days	30 days
Loss Contingency, Accrual, Current			40,106			6,625
Loss Contingency, Receivable, Current								6,625	40,106
Other Accrued Liabilities, Current			7,664	7,665					3,100